INVESTMENTS IN LOANS AND SECURITIES - Investments by Maturity (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Amortized Cost
Within 1 year	$ 2,508,000
Greater than 1 year, less than or equal to 5 years	809,366,000
Total	811,874,000
Fair Value
Within 1 year	2,490,000
Greater than 1 year, less than or equal to 5 years	714,303,000
Total	716,793,000
Amortized Cost
Within 1 year		$ 1,007,000
Greater than 1 year, less than or equal to 5 years		462,969,000
Total		463,976,000
Fair Value
Within 1 year		1,007,000
Greater than 1 year, less than or equal to 5 years		479,430,000
Total		480,437,000
Securitization notes
Amortized Cost
Within 1 year	2,405,000
Greater than 1 year, less than or equal to 5 years	89,249,000
Total	91,654,000
Fair Value
Within 1 year	2,387,000
Greater than 1 year, less than or equal to 5 years	88,038,000
Total	90,425,000
Amortized Cost
Within 1 year		1,007,000
Greater than 1 year, less than or equal to 5 years		146,567,000
Total		147,574,000
Fair Value
Within 1 year		1,007,000
Greater than 1 year, less than or equal to 5 years		140,390,000
Total		141,397,000
Securitization certificates
Amortized Cost
Within 1 year	103,000
Greater than 1 year, less than or equal to 5 years	715,543,000
Total	715,646,000
Fair Value
Within 1 year	103,000
Greater than 1 year, less than or equal to 5 years	623,970,000
Total	624,073,000
Amortized Cost
Within 1 year		0
Greater than 1 year, less than or equal to 5 years		302,636,000
Total		302,636,000
Fair Value
Within 1 year		0
Greater than 1 year, less than or equal to 5 years		325,274,000
Total		325,274,000
Other loans and receivables
Amortized Cost
Within 1 year	0
Greater than 1 year, less than or equal to 5 years	4,574,000
Total	4,574,000
Fair Value
Within 1 year	0
Greater than 1 year, less than or equal to 5 years	2,295,000
Total	2,295,000
Amortized Cost
Within 1 year		0
Greater than 1 year, less than or equal to 5 years		13,766,000
Total	$ 0	13,766,000
Fair Value
Within 1 year		0
Greater than 1 year, less than or equal to 5 years		13,766,000
Total		$ 13,766,000